Related Party Transactions (Details) - Chief Executive Officer [Member] - USD ($)			12 Months Ended
	Jul. 01, 2024	Mar. 16, 2023	Dec. 31, 2024
Related Party Transactions (Details) [Line Items]
Purchased shares of common stock		282,501
Purchased shares of ommon stock price per share (in Dollars per share)		$ 0.28
Shares of common stock			10,000
Advanced amount (in Dollars)			$ 101,000
Stock Purchase Agreement [Member]
Related Party Transactions (Details) [Line Items]
Purchased shares of common	25,000
Purchased shares of common price per share (in Dollars per share)	$ 4